Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Summary of tax expense

	2022 GBPm	2023 GBPm	2024 GBPm
Current tax
Current year	(564)	(652)	(661)
Prior years	30	77	54
Total current tax charge	(534)	(575)	(607)
Deferred tax	53	68	(6)
Tax expense	(481)	(507)	(613)

Summary of weighted average of tax rates applicable to accounting profits and losses

	2022		2023		2024
	GBPm	%	GBPm	%	GBPm	%
Profit before tax	2,113		2,295		2,557
Tax at average applicable rates	(498)	23.6%	(571)	24.9%	(647)	25.3%
Tax effect of share of results of joint ventures and associates	3	(0.1)%	8	(0.3)%	9	(0.4)%
Income not taxable and expenses not deductible	21	(1.0)%	20	(0.9)%	16	(0.6)%
Non-deductible costs of share based remuneration	(1)	0.0%	(1)	0.0%	(2)	0.1%
Non-deductible disposal-related gains and losses	(2)	0.1%	(22)	1.0%	(7)	0.3%
Deferred tax assets of the period not recognised	(17)	0.8%	(3)	0.1%	(18)	0.7%
Change in recognition and measurement of deferred tax	5	(0.2)%	4	(0.2)%	13	(0.5)%
Movements in provisions and prior year items	8	(0.4)%	58	(2.5)%	23	(0.9)%
Tax expense	(481)	22.8%	(507)	22.1%	(613)	24.0%

Summary of tax recognised in other comprehensive income or directly in equity

	2022 GBPm	2023 GBPm	2024 GBPm
Tax on items that will not be reclassified to profit or loss
Tax on actuarial movements on defined benefit pension schemes	(43)	19	(11)

Tax on items that may be reclassified to profit or loss
Tax on fair value movements on cash flow hedges	8	(12)	3

Net tax (charge)/credit recognised in other comprehensive income	(35)	7	(8)
Tax credit on share based remuneration recognised directly in equity	-	24	20

Summary of current tax assets and liabilities

	2023 GBPm	2024 GBPm
Current tax assets	6	42
Current tax liabilities	(163)	(119)
Total	(157)	(77)

Summary of deferred tax assets and liabilities

	2023 GBPm	2024 GBPm
Deferred tax assets	128	84
Deferred tax liabilities	(473)	(473)
Total	(345)	(389)

Summary of movements in deferred tax liabilities and assets

	Deferred tax liabilities		Deferred tax assets
	Acquired intangible assets GBPm	Other temporary differences GBPm	Acquired intangible assets GBPm	Losses and other tax attributes GBPm	Pension balances GBPm	Other temporary differences GBPm	Total GBPm
Deferred tax (liability)/asset at 1 January 2023	(735)	(231)	132	118	49	223	(444)
Credit/(charge) to profit	63	40	(31)	(26)	(1)	23	68
(Charge)/credit to equity/other comprehensive income	-	(2)	-	-	(1)	11	8
Acquisitions	(16)	1	-	9	-	-	(6)
Disposals and other	3	-	-	-	-	-	3
Exchange translation differences	33	10	(2)	(5)	-	(10)	26
Deferred tax (liability)/asset at 1 January 2024	(652)	(182)	99	96	47	247	(345)
Credit/(charge) to profit	52	14	(31)	(31)	(10)	-	(6)
(Charge)/credit to equity/other comprehensive income	-	(14)	-	-	6	1	(7)
Acquisitions	(16)	-	-	1	-	-	(15)
Disposals and other	-	-	-	-	-	(2)	(2)
Exchange translation differences	(10)	(1)	(2)	(2)	-	1	(14)
Deferred tax (liability)/asset at 31 December 2024	(626)	(183)	66	64	43	247	(389)

Schedule of losses and other tax attributes for which no deferred tax is recognised

	2023		2024
	GBPm Gross amount	GBPm Tax effected	GBPm Gross amount	GBPm Tax effected
Trading losses and temporary differences expiring
Within 10 years	93	26	55	15
More than 10 years	14	4	13	3
Available indefinitely	246	66	185	51
Total	353	96	253	69
State and local tax losses expiring
Within 10 years	21	1	18	1
More than 10 years	63	4	57	3
Available indefinitely	-	-	-	-
Total	84	5	75	4
Capital losses expiring
Within 10 years	-	-	-	-
More than 10 years	-	-	-	-
Available indefinitely	27	7	140	31
Total	27	7	140	31